HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-151805                               HV-6777 - Hartford 403(b) Cornerstone Innovations(SM)

Supplement dated August 29, 2011 to your Prospectus

FUND CLOSURES

1.  Effective September 30, 2011, the following sub-accounts are closed to new Contracts:

Lord Abbett Small-Cap Blend Fund – Class A

Pioneer Mid Cap Value Fund – Class A

2.  Effective September 30, 2011, the following sub-accounts are closed to new and subsequent Contributions and transfers of Participant Account values:

Calvert Income Fund – Class A

Thornburg Core Growth Fund – Class R4

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.